Commitments and Contingencies - Additional Information (Detail) Tonnes_Per_Day in Millions		12 Months Ended
	Feb. 08, 2019 USD ($)	Dec. 31, 2018 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 329,000,000
Upfront cash consideration paid to date		29,500,000
Reassessment interest and penalties		$ 1,000,000
Percentage of reassessments interest and penalties		50.00%
Decrease in reassessment interest and penalties		$ 2,000,000
2014-2018 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties		$ 2,000,000
Canada [member]
Disclosure of contingent liabilities [line items]
Relevant years		2014 to 2018 taxation years
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 32,000,000
Rosemont [member] | Entering Into Significant Commitments or Contingent Liabilities [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	$ 230,000,000
First installment payable on permitting projet	50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount	180,000,000
Project costs incurred to trigger balance installment payable	$ 98,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000,000
Reduced stream percentage of gold		0.909%
Current stream percentage of gold		10.00%
Current stream percentage of silver		50.00%
Reduced stream percentage of silver		2.00%
Amount of non-refundable advance		$ 2,000,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		140,000,000
Upfront cash consideration paid to date		7,000,000
Unpaid upfront cash consideration with scheduled payment dates		7,000,000
Cash not returned on discontinuing precious metal purchase agreement		$ 2,000,000
Option repurchase precious metal stream, percentage		50.00%
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		$ 65,000,000
Upfront cash consideration paid to date		7,000,000
Unpaid upfront cash consideration with no scheduled payment dates		58,000,000
Additional upfront consideration		$ 20,000,000
Mill throughput capacity | Tonnes_Per_Day		4,500
Additional payment condition		If processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Additional payment condition		Expansion payment due If throughput is expanded beyond 28 Mtpa by January 1, 2036.
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28
Estimated expansion payments		$ 113,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 550,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Additional payment condition		Expansion payment due If throughput is expanded beyond40 Mtpa by January 1, 2021.
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40
Estimated expansion payments		$ 953,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 650,000,000